Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES

NOTE 16 — INCOME TAXES

The provision for income taxes consisted of the following:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Income tax expense	$37,335	$55,886	$98,091	$55,606

The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

Upon the redomiciliation from the British Virgin Islands to the State of Delaware, the Company is subjected to the federal income tax rate of 21%.

British Virgin Islands

The Company’s subsidiaries incorporated in the British Virgin Islands are not subject to taxation. In addition, upon payments of dividends by these entities to their stockholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries operating in Hong Kong is subject to the Hong Kong Profits Tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year.

The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2024 and December 31, 2023:

	As of
	September 30, 2024	December 31, 2023
Deferred tax assets, net:
Net operating loss carryforwards	$12,861,058	$8,909,692
Less: valuation allowance	(12,861,058)	(8,909,692)
Deferred tax assets, net	$—	$—

The movement of valuation allowance is as follows:

	As of
	September 30, 2024	December 31, 2023
Balance as of beginning of the period/year	$(8,909,692)	$(5,461,370)
Addition	(3,951,366)	(3,448,322)
Balance as of end of the period/year	$(12,861,058)	$(8,909,692)

As of September 30, 2024 and December 31, 2023, the operations incurred $78.0 million and $54.0 million, respectively of cumulative net operating losses which can be carried forward to offset future taxable income. Net operating loss can be carried forward indefinitely but cannot be carried back to prior years. There are no group relief provisions for losses or transfers of assets under Hong Kong tax regime. Each company within a corporate group is taxed as a separate entity. The Company has provided for a full valuation allowance against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes that it is more likely than not that these assets will not be realized in the future. The valuation allowance is reviewed annually.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of September 30, 2024 and December 31, 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company incurred and settled minimal interest related to potential underpaid income tax expenses for the nine months ended September 30, 2024 and did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from September 30, 2024.

NOTE 20 — INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	For the years ended December 31,
	2023	2022
Current tax	$332,275	$118,073
Deferred tax	(45,737)	6,532
Income tax expense	$286,538	$124,605

The effective tax rate in the periods presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company’s subsidiaries mainly operate in Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

British Virgin Islands

The Company is incorporated in the British Virgin Islands and is not subject to taxation. In addition, upon payments of dividends by these entities to their shareholder, no British Virgin Islands withholding tax will be imposed.

Hong Kong

The Company’s subsidiaries operating in Hong Kong are subject to the Hong Kong Profits Tax at the income tax rates ranging from 8.25% to 16.5% on the assessable income arising in Hong Kong during its tax year.

For the years ended December 31, 2023 and 2022, Hong Kong profits tax is calculated in accordance with the two-tiered profits tax rates regime. The applicable tax rate for the first HK$ 2 million of assessable profits is 8.25% and assessable profits above HK$ 2 million will continue to be subject to the rate of 16.5% for corporations in Hong Kong, effective from the year of assessment 2018/2019.

The reconciliation of income tax rate to the effective income tax rate based on loss before income tax expense for the years ended December 31, 2023 and 2022 are as follows:

	For the years ended December 31,
	2023	2022

Loss before income taxes	$(48,919,481)	$(44,396,030)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(8,071,714)	(7,325,345)
Income not subject to taxes	(2,563,028)	(71,468)
Non-deductible items:
- Share based compensation	1,853,779	344,640
- Investment loss	1,135,013	1,474,676
- Change in fair values	—	888,251
Under provision of prior years	220,570	31,284
Change in valuation allowance	7,732,994	4,822,582
Tax holiday	(21,076)	(21,838)
Other	—	(18,177)
Income tax expense	$286,538	$124,605

The following table sets forth the significant components of the deferred tax liabilities and assets of the Company as of December 31, 2023 and 2022:

	As of December 31,
	2023	2022
Deferred tax liabilities:
Accelerated depreciation	$—	$45,858
Deferred tax liabilities	$—	$45,858

	As of December 31,
	2023	2022
Deferred tax assets, net:
Net operating loss carryforwards	$8,909,692	$5,461,370
Less: valuation allowance	(8,909,692)	(5,461,370)
Deferred tax assets, net:	$—	$—

The movement of valuation allowance is as follows:

	For the years ended December 31,
	2023	2022
Balance as of beginning of the year	$(5,461,370)	$(2,483,436)
Additions	(3,448,322)	(2,977,934)
Balance as of end of the year	$(8,909,692)	$(5,461,370)

As of December 31, 2023 and 2022, the operations incurred $54.0 million and $33.1 million, respectively of cumulative net operating losses, which can be carried forward to offset future taxable income. Net operating loss can be carried forward indefinitely, but cannot be carried back to prior years. There are no group relief provisions for losses or transfers of assets under Hong Kong tax regime. Each company within a corporate group is taxed as a separate entity. The Company has provided for a full valuation allowance against the deferred tax assets on the expected future tax benefits from the net operating loss carryforwards as the management believes that it is more likely that not all of these assets will be realized in the future. The valuation allowance is reviewed annually.

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2022, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2023 and 2022 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2023.